Stock options (Narrative) (Details)		12 Months Ended
	Nov. 13, 2020 shares	Oct. 31, 2020	Oct. 31, 2019 shares	Oct. 31, 2018 shares	Sep. 08, 2020 shares	Sep. 07, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options to be granted					27,500,000	18,840,000
Stock options maximum term		10 years
Directors and Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted				700,000
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted				1,500,000
Subsequent Events [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	6,500,000